UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 2,887,762			$ 35,004	$ 4,661,421
Loss from operations	(2,887,762)			(35,004)	(4,661,421)
Other income (expense)
Change in fair value of derivative liabilities	(8,493,810)			(10,659,080)	11,248,950
Gain on marketable securities, dividends and interest held in Trust Account	10,438			20,525	80,323
Net (loss) income	$ (11,371,134)	$ (2,878,827)	$ 20,917,813	$ (11,799,629)	$ 6,667,852
Class A Ordinary Shares Subject to Redemption
Other income (expense)
Weighted average shares outstanding of ordinary shares	41,400,000			7,650,000	41,400,000
Basic and diluted net (loss) income per share ordinary shares	$ (0.22)			$ (0.66)	$ 0.13
Class B Ordinary Shares Not Subject to Redemption [Member]
Other income (expense)
Weighted average shares outstanding of ordinary shares	10,350,000				10,350,000
Basic and diluted net (loss) income per share ordinary shares	$ (0.22)				$ 0.13